UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 1, 2020 to March 31, 2020

Harley-Davidson Motorcycle Trust 2019-A

(Exact name of issuing entity as specified in its charter)
(Commission File Number: 333-230733-01)
(Central Index Key: 0001778781)

Harley-Davidson Customer Funding Corp.

(Exact name of depositor as specified in its charter)
(Commission File Number: 333-230733)
(Central Index Key: 0001114926)

Harley-Davidson Credit Corp.

(Exact name of sponsor specified in its charter)
(Central Index Key: 0001033232)

William S. Jue, General Counsel, (312) 368-9501

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State of other jurisdiction of incorporation or organization of the issuing entity)

36-4396302

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association
1100 North Market Street
Wilmington, Delaware	19890-1605
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6000

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes __X_ No ___

PART I – DISTRIBUTION INFORMATION

Item 1.             Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information for the distribution period commencing on March 1, 2020 and ending on March 31, 2020 and with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2019-A.

Item 1A.          Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Harley-Davidson Motorcycle Trust 2019-A, on April 27, 2020 are hereby incorporated by reference into this Form 10-D.

Item 1121(c) of Regulation AB.         Repurchases and Replacements.

There is no activity to report relating to the repurchase or replacement of underlying assets as required by Item 1121(c) of Regulation AB. The most recent Form ABS-15G relating thereto was filed on February 12, 2020 (Commission File Number: 025-00396) by Harley-Davidson Customer Funding Corp. (Commission File Number: 333-230733; CIK: 0001114926), as securitizer, with respect to all asset-backed securities sponsored by it, as initially amended and replaced in its entirety on February 13, 2020 and as amended and replaced in its entirety on February 26, 2020.

PART II – OTHER INFORMATION

Item 10.           Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2019-A Monthly Report and Certificate of Servicing Officer

102

Asset Data File for the reporting period March 1, 2020 to March 31, 2020 (Exhibit 102 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2019-A with the SEC on April 27, 2020 is incorporated by reference herein).

103

Asset Related Document for the reporting period March 1, 2020 to March 31, 2020 (Exhibit 103 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2019-A with the SEC on April 27, 2020 is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2019-A
(Issuing entity)

By: Harley-Davidson Credit Corp., as Servicer

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer, Chief Financial
Officer and Assistant Secretary

Date: April 28, 2020

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2019-A Monthly Report and Certificate of Servicing Officer

102

Asset Data File for the reporting period March 1, 2020 to March 31, 2020 (Exhibit 102 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2019-A with the SEC on April 27, 2020 is incorporated by reference herein).

103

Asset Related Document for the reporting period March 1, 2020 to March 31, 2020 (Exhibit 103 to Form ABS-EE filed by Harley-Davidson Motorcycle Trust 2019-A with the SEC on April 27, 2020 is incorporated by reference herein).